UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Telemark Asset Management, LLC
Address:     One International Place, Suite 2401
             Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910
Signature, Place and Date of Signing  /s/Brian C. Miley      Boston, Massachusetts  02/10/2010
[Signature]                           ---------------------  ---------------------  ----------
                                      Brian C. Miley, Chief  [City, State]           [Date]
                                      Financial Officer

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43 Data Records

Form 13F Information Table Value Total:    $122,462

TELEMARK FUND, LP
12/31/2009

                                                                       Base CCY  Market
Asset    Instrument  Security                                          Price     Value
Type     ID          Description              CUSIP      Quantity      (Base)    (Base)
------------------------------------------------------------------------------------------------------------------------------------
Equity   59585       ARM HOLDINGS PLC         G0483X122  1,000,000 USD   2.88     2,876
Equity   2797816     PURE TCHNLGS             745915108    479,300 USD   4.11     1,970
Equity   5468346     AIXTRON                  D0198L101    200,000 USD  33.67     6,733
Equity   ABX US      BARRICK GLD              067901108    112,000 USD  39.38     4,411
Equity   AEM US      AGN EAGLE MINES          008474108     52,000 USD  54.00     2,808
Equity   ALC US      ASSISTED LIVING'A'       04544X300     60,000 USD  26.37     1,582
Equity   AMZN US     AMAZON COMM INC          023135106     30,000 USD 134.52     4,036
Equity   ANV US      ALLIED NEVADA            019344100     20,000 USD  15.08       302
Equity   ARGN US     AMER CL 'A'              03070L300    390,000 USD   7.94     3,097
Equity   ARMH US     ARM HDS ADS              042068106    600,000 USD   8.56     5,136
Equity   AU US       ANGLOGD ADR              035128206     60,000 USD  40.18     2,411
Equity   AUXVF US    AUEX VENTURES INC        051036101    110,000 USD   2.79       307
Equity   B01NXQ4     CENTERRA GOLD            152006102     75,000 USD  10.25       769
Equity   B29NF31     FRANCO NEVADA            351858105    150,000 USD  26.68     4,002
Equity   CACC US     CDT ACC                  225310101     15,000 USD  42.10       632
Equity   CCJ US      CAMECO                   13321L108     80,000 USD  32.17     2,574
Equity   CGLD US     CAPITAL GOLD             14018Y106    300,000 USD   0.89       267
Equity   CGX US      CONSOL GRAP 0.01         209341106     10,000 USD  35.02       350
Equity   CLH US      CLEAN HARCLEAN HRB       184496107     80,000 USD  59.61     4,769
Equity   CNQ US      CDN NTRL NPV             136385101     60,000 USD  71.95     4,317
Equity   COHR US     COHERT                   192479103     10,000 USD  29.73       297
Equity   CPHD US     CEPHEID NPV              15670R107     50,000 USD  12.48       624
Equity   EGO US      ELDORADO GLD             284902103    350,000 USD  14.17     4,960
Equity   EOG US      EOG RESRCS               26875P101     70,000 USD  97.30     6,811
Equity   F US        FORD MOTOR CO            345370860    850,000 USD  10.00     8,500
Equity   FCX US      FREEPORT-MCMORAN         35671D857     20,000 USD  80.29     1,606
                     MARKET VECTORS ETF GOLD
Equity   GDX US      MINES                    57060U100     20,000 USD  46.21       924
Equity   GFI US      GOLD FIELDS ADR          38059T106     90,000 USD  13.11     1,180
Equity   GG US       GLDCRP                   380956409     80,000 USD  39.34     3,147
                     SPDR GOLD TRUST GOLD
Equity   GLD US      SHARES NPV               78463V107     70,000 USD 107.31     7,512
Equity   HMSY US     HMS HLDGS CORP           40425J101     60,000 USD  48.69     2,921
Equity   IIVI US     II-VI NPV                902104108     80,000 USD  31.80     2,544
Equity   KGC US      KINROSS GOLD CORP US$    496902404    115,000 USD  18.40     2,116
Equity   MXIM US     MAXIM INTEG NPV          57772K101     80,000 USD  20.32     1,626
Equity   NEM US      NEWMNT MIN               651639106     30,000 USD  47.31     1,419
Equity   NLC US      NALCO HLD                62985Q101    110,000 USD  25.51     2,806
Equity   PESI US     PERMA ENV                714157104    350,000 USD   2.27       795
Equity   RBCN US     RUBICON T                78112T107    343,000 USD  20.31     6,966
Equity   SU US       SUNCOR ENE               867224107    125,000 USD  35.31     4,414
Equity   SWM US      SCHW-MAUDUIT             808541106     61,000 USD  70.35     4,291
Equity   VECO US     VEECO INSTRUMENTS        922417100    100,000 USD  33.04     3,304
Equity   WCN US      WASTE CONNECTIONS        941053100     10,000 USD  33.34       333
                     WTS US GOLD CORP
RIGHTS   XX9P05661   2/22/2011                XX9P05661      7,500 USD   0.22        17

                                                                                122,462